Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Schedule of reconciliation of the beginning and ending aggregate carrying amount of ARO liabilities
The following is a reconciliation of the beginning and ending aggregate carrying amount of our ARO liabilities for years ended December 31, 2012 and 2011, respectively:

	Year Ended
	December 31,
	2012	2011
	(in thousands)
Balance at beginning of period	$8,093	$7,249
Additions	452	872
Reductions	—	(920)
Expenditures	(258)	(501)
Accretion expense	32	1,393
Balance at end of period	$8,319	$8,093
For the periods indicated, total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Operating leases	$941	$803	$757
ARO	32	1,393	1,191
	$973	$2,196	$1,948